PENSION AND OTHER POSTRETIREMENT BENEFITS - Estimated Amortization Amounts in AOCI (Details) $ in Millions	Dec. 30, 2017 USD ($)
U.S.
Estimated amortization amounts in AOCI
Net actuarial loss	$ 20.8
Prior service cost (credit)	0.8
Net loss (gain) to be recognized	21.6
Int'l
Estimated amortization amounts in AOCI
Net actuarial loss	8.1
Prior service cost (credit)	(0.5)
Net transition obligation	0.1
Net loss (gain) to be recognized	7.7
U.S. Postretirement Health Benefits
Estimated amortization amounts in AOCI
Net actuarial loss	1.4
Prior service cost (credit)	(3.3)
Net loss (gain) to be recognized	$ (1.9)